JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 63.6%
Aerospace & Defense — 0.7%
Howmet Aerospace, Inc.
3.75%, 3/3/2028	31,390,000	31,042,942
3.90%, 4/15/2029	19,600,000	19,294,872
L3Harris Technologies, Inc.
3.85%, 12/15/2026	25,078,000	25,027,258
5.40%, 1/15/2027	56,183,000	56,640,346
RTX Corp.
5.75%, 11/8/2026	85,325,000	85,822,836
3.13%, 5/4/2027	66,004,000	65,394,817
		283,223,071
Automobiles — 2.8%
BMW US Capital LLC (Germany)
1.25%, 8/12/2026 (a)	20,155,000	20,042,958
4.65%, 3/19/2027 (a)	40,876,000	41,053,383
3.45%, 4/1/2027 (a) (b)	378,000	375,997
4.30%, 3/17/2028 (a)	170,216,000	169,920,937
General Motors Co. 5.35%, 4/15/2028	35,357,000	35,830,264
Hyundai Capital America
1.50%, 6/15/2026 (a)	8,713,000	8,703,698
5.45%, 6/24/2026 (a)	41,417,000	41,453,662
1.65%, 9/17/2026 (a)	3,451,000	3,423,015
5.95%, 9/21/2026 (a)	9,200,000	9,249,417
5.25%, 1/8/2027 (a)	43,989,000	44,227,406
4.85%, 3/25/2027 (a)	54,856,000	55,108,940
4.88%, 6/23/2027 (a)	73,289,000	73,604,474
4.30%, 9/24/2027 (a)	67,237,000	67,063,799
2.38%, 10/15/2027 (a)	15,000,000	14,578,179
4.88%, 11/1/2027 (a)	32,250,000	32,381,826
4.25%, 1/8/2029 (a)	4,921,000	4,866,731
Mercedes-Benz Finance North America LLC (Germany)
4.88%, 7/31/2026 (a)	112,280,000	112,448,538
5.20%, 8/3/2026 (a)	3,886,000	3,893,695
4.80%, 11/13/2026 (a) (b)	5,000,000	5,014,238
4.80%, 1/11/2027 (a)	4,500,000	4,520,263
4.65%, 4/1/2027 (a) (b)	4,500,000	4,521,992
4.13%, 3/10/2028 (a)	82,635,000	82,159,651
Stellantis Finance US, Inc. 5.35%, 3/17/2028 (a)	14,689,000	14,767,038
Volkswagen Group of America Finance LLC (Germany)
4.90%, 8/14/2026 (a)	40,897,000	40,928,718
5.70%, 9/12/2026 (a)	46,273,000	46,457,293
3.20%, 9/26/2026 (a)	5,000,000	4,980,605
6.00%, 11/16/2026 (a)	9,960,000	10,034,210
5.30%, 3/22/2027 (a)	19,854,000	20,008,917
4.95%, 3/25/2027 (a)	27,916,000	28,056,869
4.85%, 8/15/2027 (a)	12,997,000	13,042,215
4.45%, 9/11/2027 (a)	22,194,000	22,166,656

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
5.05%, 3/27/2028 (a)	5,250,000	5,281,595
4.55%, 9/11/2028 (a)	43,781,000	43,591,724
		1,083,758,903
Banks — 25.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b) (c)	5,000,000	4,994,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	169,500,000	170,380,069
(SOFRINDX + 0.75%), 4.40%, 7/7/2028 (a) (c)	114,262,000	114,697,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	61,900,000	62,265,149
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	36,400,000	34,541,180
ANZ New Zealand Int'l Ltd. (New Zealand)
1.25%, 6/22/2026 (a) (b)	3,555,000	3,549,331
4.00%, 1/22/2029 (a)	20,873,000	20,653,641
(SOFR + 0.61%), 4.24%, 1/22/2029 (a) (c)	30,229,000	30,220,022
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.15%, 3/3/2029	69,000,000	68,138,983
(SOFR + 0.88%), 4.46%, 3/3/2029 (c)	78,600,000	78,662,094
Banco Santander SA (Spain)
5.29%, 8/18/2027	24,000,000	24,242,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	123,801,000	122,844,501
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (c)	30,000,000	30,283,302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (c)	47,700,000	48,098,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (c)	123,200,000	122,854,447
4.60%, 4/15/2029	54,000,000	53,814,461
4.55%, 11/6/2030	69,600,000	68,531,856
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	8,624,000	8,591,895
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	91,901,000	91,606,226
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	71,720,000	70,858,507
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	11,180,000	11,176,305
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (c)	80,400,000	81,032,474
(SOFR + 1.11%), 4.62%, 5/9/2029 (c)	26,400,000	26,462,573
(SOFR + 0.87%), 4.48%, 4/23/2030 (c)	34,246,000	34,094,142
Bank of America NA 5.53%, 8/18/2026 (b)	3,000,000	3,005,825
Bank of Montreal (Canada)
1.25%, 9/15/2026	1,937,000	1,922,574
5.27%, 12/11/2026	500,000	503,183
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (c)	103,274,000	103,312,825
Series J, (SOFR + 0.53%), 4.10%, 12/15/2027 (c)	168,139,000	167,940,601
(SOFR + 0.62%), 4.27%, 1/13/2028 (b) (c)	143,930,000	144,180,438
(SOFRINDX + 0.75%), 4.06%, 9/22/2028 (b) (c)	82,466,000	82,075,068
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	63,250,000	63,786,388
Bank of Nova Scotia (The) (Canada)
1.35%, 6/24/2026	8,577,000	8,562,679
1.30%, 9/15/2026	3,000,000	2,976,785
5.35%, 12/7/2026	6,696,000	6,738,359
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	66,856,000	66,866,319

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.76%), 4.04%, 9/15/2028 (c)	53,078,000	52,824,967
Series I, (SOFR + 0.76%), 4.42%, 9/15/2028 (c)	49,504,000	49,602,018
(SOFR + 0.66%), 4.58%, 6/5/2029 (c) (d)	128,406,000	128,429,678
(SOFR + 0.73%), 4.25%, 2/2/2030 (c)	63,401,000	62,757,082
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	111,402,000	111,646,516
5.09%, 1/23/2027 (a)	18,989,000	19,080,968
5.19%, 2/16/2028 (a)	4,556,000	4,611,130
(SOFR + 0.99%), 4.63%, 10/16/2028 (a) (c)	142,680,000	143,458,660
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	67,809,000	68,189,759
(SOFR + 1.49%), 5.67%, 3/12/2028 (c)	8,572,000	8,647,563
(SOFR + 1.34%), 4.84%, 9/10/2028 (c)	36,113,000	36,237,874
(SOFR + 0.93%), 4.22%, 5/24/2030 (c)	48,914,000	48,147,669
BNP Paribas SA (France)
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (c)	8,603,000	8,583,710
4.40%, 8/14/2028 (a)	7,006,000	6,980,421
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (c)	146,310,000	146,498,096
BPCE SA (France)
5.20%, 1/18/2027 (a)	7,177,000	7,223,651
4.75%, 7/19/2027 (a)	5,330,000	5,352,928
3.50%, 10/23/2027 (a)	6,900,000	6,809,932
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	38,799,000	40,525,443
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	65,476,000	65,876,163
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (c)	53,857,000	55,229,325
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (c)	94,694,000	94,729,106
Canadian Imperial Bank of Commerce (Canada)
1.25%, 6/22/2026	3,000,000	2,995,115
5.93%, 10/2/2026	13,413,000	13,492,978
(SOFR + 0.93%), 4.51%, 9/11/2027 (c)	118,512,000	118,543,522
(SOFR + 0.72%), 4.86%, 1/13/2028 (c)	144,250,000	144,679,349
(SOFR + 0.80%), 4.46%, 9/8/2028 (c)	88,039,000	88,280,345
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (c)	58,625,000	58,096,040
Citibank NA
4.93%, 8/6/2026	20,508,000	20,526,735
4.58%, 5/29/2027	58,400,000	58,687,740
(SOFR + 0.71%), 4.88%, 11/19/2027 (c)	153,950,000	154,425,727
Citigroup, Inc.
3.20%, 10/21/2026	19,919,000	19,844,063
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	27,700,000	27,682,596
(SOFR + 1.14%), 4.64%, 5/7/2028 (c)	81,402,000	81,588,270
Citizens Bank NA (SOFR + 2.00%), 4.58%, 8/9/2028 (c)	7,500,000	7,505,383
Commonwealth Bank of Australia (Australia)
2.63%, 9/6/2026 (a)	3,000,000	2,988,296
4.58%, 11/27/2026	45,001,000	45,150,752
(SOFR + 0.63%), 4.27%, 3/27/2029 (a) (c)	74,170,000	74,429,595

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Cooperatieve Rabobank UA (Netherlands)
4.33%, 8/28/2026 (b)	2,000,000	2,001,896
5.50%, 10/5/2026	2,000,000	2,009,761
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (c)	60,578,000	59,805,334
Credit Agricole SA (France)
5.59%, 7/5/2026 (a)	49,357,000	49,427,657
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	39,624,000	39,654,208
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (c)	76,000,000	76,763,429
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.55%, 9/10/2027 (a) (c)	55,432,000	55,010,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (c)	17,715,000	17,848,027
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (c)	17,250,000	17,242,258
4.38%, 6/12/2028 (a)	1,435,000	1,431,079
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 4.66%, 3/27/2029 (a) (c)	68,679,000	68,692,308
Federation des Caisses Desjardins du Quebec (Canada) 4.51%, 5/26/2028 (a)	191,097,000	191,097,000
Fifth Third Bancorp
2.55%, 5/5/2027	6,723,000	6,622,071
(SOFR + 0.69%), 1.71%, 11/1/2027 (c)	31,398,000	31,041,507
(SOFR + 1.36%), 4.06%, 4/25/2028 (c)	9,377,000	9,343,029
Fifth Third Bank NA 2.25%, 2/1/2027	5,296,000	5,229,026
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	53,564,000	53,715,036
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	59,966,000	59,803,990
(SOFR + 1.06%), 5.60%, 5/17/2028 (c)	67,534,000	68,263,980
(SOFR + 1.04%), 5.13%, 11/19/2028 (c)	32,956,000	33,202,902
(SOFR + 0.99%), 4.40%, 3/10/2030 (c)	40,972,000	40,613,857
(SOFR + 0.94%), 4.71%, 5/12/2030 (c)	31,352,000	31,286,787
HSBC USA, Inc.
(SOFR + 0.96%), 4.61%, 3/4/2027 (c)	11,473,000	11,525,771
5.29%, 3/4/2027	31,441,000	31,721,603
4.65%, 6/3/2028	38,561,000	38,805,690
Huntington Bancshares, Inc. (SOFR + 1.97%), 4.44%, 8/4/2028 (c)	5,035,000	5,030,612
Huntington National Bank (The)
(SOFR + 0.72%), 4.87%, 4/12/2028 (c)	60,524,000	60,721,235
(SOFRINDX + 1.65%), 4.55%, 5/17/2028 (c)	32,536,000	32,563,861
ING Groep NV (Netherlands)
3.95%, 3/29/2027	26,749,000	26,704,735
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	64,164,000	64,432,469
(SOFR + 1.01%), 4.86%, 3/25/2029 (c)	35,879,000	36,092,730
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	22,436,000	22,393,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	47,899,000	48,038,718
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	94,932,000	95,520,071
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (c)	28,470,000	28,727,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (c)	46,590,000	46,848,110
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (c)	17,523,000	17,330,209
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (c)	35,078,000	35,228,306

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Manufacturers & Traders Trust Co.
(SOFR + 0.95%), 4.76%, 7/6/2028 (c)	47,184,000	47,280,922
(SOFR + 0.94%), 4.55%, 4/18/2030 (c)	109,659,000	109,195,778
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	26,576,000	26,493,958
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	131,842,000	131,329,427
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	47,605,000	46,998,793
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.59%, 4/18/2030 (c)	48,631,000	48,543,238
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (c)	35,751,000	35,642,343
Morgan Stanley Bank NA
5.88%, 10/30/2026	8,121,000	8,174,093
(SOFR + 0.93%), 4.97%, 7/14/2028 (c)	29,573,000	29,758,840
(SOFR + 0.91%), 5.02%, 1/12/2029 (c)	53,706,000	54,132,066
Morgan Stanley Private Bank NA
(SOFR + 0.78%), 4.20%, 11/17/2028 (c)	56,710,000	56,544,185
(SOFR + 0.76%), 4.21%, 2/8/2030 (c)	39,340,000	38,907,301
National Bank of Canada (Canada)
(SOFR + 1.04%), 5.60%, 7/2/2027 (c)	59,522,000	59,581,324
(SOFR + 0.64%), 4.37%, 4/30/2028 (c)	86,427,000	86,359,504
(SOFRINDX + 0.76%), 4.17%, 1/20/2029 (c)	62,253,000	61,980,362
(SOFR + 0.77%), 4.41%, 1/20/2029 (c)	39,503,000	39,514,397
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	77,862,000	77,774,780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (c)	49,676,000	50,091,404
(SOFR + 1.10%), 4.73%, 5/23/2029 (c)	39,998,000	40,195,923
NatWest Markets plc (United Kingdom)
4.17%, 11/6/2028 (a)	75,302,000	74,731,739
4.65%, 3/27/2029 (a)	92,478,000	92,656,807
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (a)	107,423,000	106,524,464
5.38%, 9/22/2027 (a)	15,016,000	15,227,019
PNC Bank NA (SOFR + 0.73%), 4.43%, 7/21/2028 (c)	10,682,000	10,684,818
PNC Financial Services Group, Inc. (The)
(SOFR + 0.80%), 5.10%, 7/23/2027 (c)	31,850,000	31,879,383
(SOFRINDX + 1.73%), 6.62%, 10/20/2027 (c)	82,343,000	83,081,548
Royal Bank of Canada (Canada)
5.20%, 7/20/2026	2,000,000	2,003,369
(SOFRINDX + 0.46%), 4.10%, 8/3/2026 (b) (c)	132,918,000	132,998,119
4.88%, 1/19/2027	43,506,000	43,706,918
(SOFR + 0.79%), 5.07%, 7/23/2027 (c)	88,296,000	88,395,877
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (c)	54,230,000	54,263,966
(SOFRINDX + 0.81%), 4.72%, 3/27/2028 (b) (c)	25,256,000	25,356,411
(SOFR + 0.83%), 4.97%, 1/24/2029 (c)	93,400,000	94,129,869
(SOFR + 0.84%), 4.40%, 4/17/2030 (c)	47,080,000	46,818,711
Santander Holdings USA, Inc. 3.24%, 10/5/2026	30,000,000	29,907,125
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	15,700,000	15,683,026

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	7,078,000	6,987,378
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (c)	36,151,000	35,838,525
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a) (b)	3,000,000	2,976,848
Societe Generale SA (France)
(SOFR + 1.10%), 4.73%, 2/19/2027 (a) (c)	31,038,000	31,127,062
5.25%, 2/19/2027 (a)	96,088,000	96,700,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	27,976,000	27,961,412
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (c)	107,735,000	108,338,152
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (c)	73,600,000	72,785,578
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.29%, 10/8/2026 (c)	3,900,000	3,904,836
4.85%, 12/3/2027	68,066,000	68,582,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.65%), 4.72%, 5/28/2029 (c)	73,782,000	73,865,806
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	59,627,000	59,711,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (c)	36,259,000	36,688,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	31,459,000	31,770,444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	31,336,000	32,745,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	35,583,000	36,006,794
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.30%, 1/13/2030 (a) (c)	20,736,000	20,479,081
(SOFR + 0.92%), 4.57%, 1/13/2030 (a) (c)	35,179,000	35,177,241
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.63%, 7/14/2026	63,680,000	63,578,537
1.40%, 9/17/2026	92,062,000	91,382,136
3.01%, 10/19/2026	13,610,000	13,556,416
4.11%, 1/15/2029	24,412,000	24,184,319
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 9/14/2026 (a)	5,000,000	5,021,843
5.20%, 3/7/2027 (a)	14,107,000	14,219,057
4.45%, 9/10/2027 (a)	43,800,000	43,913,262
(SOFR + 0.75%), 4.33%, 9/11/2028 (a) (c)	30,397,000	30,436,086
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (c)	110,355,000	110,272,776
Swedbank AB (Sweden) 6.14%, 9/12/2026 (a)	36,878,000	37,082,707
Toronto-Dominion Bank (The) (Canada)
1.20%, 6/3/2026	9,406,000	9,404,634
5.53%, 7/17/2026	33,683,000	33,753,220
5.26%, 12/11/2026	1,845,000	1,855,468
4.57%, 12/17/2026	41,342,000	41,452,174
2.80%, 3/10/2027	19,361,000	19,166,438
3.91%, 1/13/2028	85,523,000	84,873,693
Series F, (SOFR + 0.58%), 4.23%, 1/13/2028 (c)	121,874,000	121,989,780
4.11%, 10/13/2028	68,194,000	67,685,222
Truist Bank
(SOFR + 0.77%), 4.42%, 7/24/2028 (c)	83,106,000	83,055,616
Series I, (SOFR + 0.66%), 4.14%, 1/27/2029 (c)	40,359,000	40,129,442
Truist Financial Corp. (SOFR + 2.05%), 6.05%, 6/8/2027 (c)	109,791,000	109,832,173
US Bancorp Series V, 2.38%, 7/22/2026	2,000,000	1,995,541

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (c)	121,301,000	121,384,847
(SOFR + 0.91%), 4.73%, 5/15/2028 (c)	54,680,000	54,860,486
(SOFR + 0.67%), 4.54%, 5/20/2029 (c)	71,586,000	71,610,379
Wells Fargo & Co.
3.00%, 10/23/2026	4,888,000	4,868,234
(SOFR + 0.78%), 4.41%, 1/24/2028 (c)	12,489,000	12,507,284
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (c)	62,195,000	62,406,948
(SOFR + 0.72%), 4.58%, 5/20/2029 (c)	53,212,000	53,187,353
(SOFR + 0.74%), 4.18%, 1/23/2030 (c)	24,263,000	24,015,293
Westpac Banking Corp. (Australia)
1.15%, 6/3/2026 (b)	5,976,000	5,974,991
4.60%, 10/20/2026	40,646,000	40,748,148
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	46,362,000	46,704,035
4.90%, 2/15/2028 (a)	34,255,000	34,542,201
4.13%, 1/29/2029 (a)	22,594,000	22,407,339
		10,028,869,416
Beverages — 0.7%
Constellation Brands, Inc.
3.50%, 5/9/2027	11,976,000	11,901,824
4.35%, 5/9/2027	73,253,000	73,344,031
Molson Coors Beverage Co. 3.00%, 7/15/2026	163,380,000	163,135,570
		248,381,425
Biotechnology — 0.7%
AbbVie, Inc.
2.95%, 11/21/2026	198,680,000	197,754,546
3.78%, 3/3/2028	54,721,000	54,271,552
(SOFRINDX + 0.48%), 4.13%, 3/3/2028 (c)	18,083,000	18,120,114
Amgen, Inc. 2.60%, 8/19/2026	14,631,000	14,583,002
		284,729,214
Broadline Retail — 0.3%
Amazon.com, Inc. 3.85%, 3/13/2028	83,115,000	82,767,246
eBay, Inc. 4.25%, 3/6/2029	41,846,000	41,455,907
		124,223,153
Building Products — 0.1%
Amrize Finance US LLC 4.60%, 4/7/2027	12,951,000	12,988,757
Carrier Global Corp. 2.49%, 2/15/2027	8,392,000	8,294,584
CRH America Finance, Inc. 3.40%, 5/9/2027 (a)	2,215,000	2,198,088
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	29,108,763
		52,590,192
Capital Markets — 3.7%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,723,000	2,714,418
Bank of New York Mellon Corp. (The) (SOFR + 0.63%), 4.03%, 1/22/2030 (c)	15,392,000	15,218,377
Charles Schwab Corp. (The) 5.88%, 8/24/2026	3,000,000	3,008,984

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	10,034,000	10,063,721
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	181,568,000	179,760,540
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	41,672,000	41,354,394
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	6,213,000	6,155,499
(SOFR + 1.32%), 4.94%, 4/23/2028 (c)	66,100,000	66,379,294
(SOFR + 0.71%), 4.15%, 1/21/2029 (c)	98,260,000	97,578,204
(SOFR + 0.71%), 4.35%, 1/21/2029 (c)	60,674,000	60,672,180
(SOFR + 0.99%), 4.59%, 4/20/2030 (c)	95,638,000	95,316,038
Macquarie Bank Ltd. (Australia)
5.39%, 12/7/2026 (a)	17,507,000	17,616,397
4.33%, 6/12/2028 (a)	37,964,000	37,982,600
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	5,110,000	5,063,882
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b) (c)	4,160,000	4,139,428
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.17%, 10/9/2026 (a) (b) (c)	109,561,000	109,628,039
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	53,318,000	53,107,976
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	13,821,000	13,660,148
(SOFR + 0.80%), 4.24%, 1/9/2030 (c)	59,720,000	59,063,417
(SOFR + 0.80%), 4.44%, 1/9/2030 (c)	97,774,000	97,559,046
(SOFRINDX + 0.96%), 4.56%, 4/10/2030 (c)	38,920,000	38,769,262
Nasdaq, Inc. 3.85%, 6/30/2026	11,791,000	11,788,939
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,642,829
State Street Corp. 5.27%, 8/3/2026	3,000,000	3,003,519
UBS AG (Switzerland)
1.25%, 6/1/2026	2,000,000	2,000,000
1.25%, 8/7/2026 (b)	2,620,000	2,606,133
(SOFR + 0.50%), 4.13%, 5/17/2027 (c)	84,643,000	84,711,561
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	23,616,000	23,621,595
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	39,236,000	39,004,937
4.28%, 1/9/2028 (a)	2,608,000	2,600,377
4.25%, 3/23/2028 (a)	12,110,000	12,057,233
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (c)	61,561,000	60,790,826
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (c)	107,542,000	105,961,158
		1,425,600,951
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,290,338
Ecolab, Inc.
2.70%, 11/1/2026	2,172,000	2,160,690
4.30%, 6/15/2028	1,571,000	1,571,765
Mosaic Co. (The) 4.35%, 1/15/2029	29,035,000	28,786,623
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	33,073,000	32,821,371
		73,630,787

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (a)	88,835,000	89,572,965
4.80%, 5/29/2029 (a)	17,955,000	17,984,537
		107,557,502
Consumer Finance — 5.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	108,577,000	107,818,698
6.10%, 1/15/2027	32,293,000	32,594,815
3.65%, 7/21/2027	20,917,000	20,720,602
4.63%, 10/15/2027	5,000,000	5,006,672
3.88%, 1/23/2028	3,447,000	3,408,566
4.88%, 4/1/2028	66,211,000	66,562,570
5.75%, 6/6/2028	4,862,000	4,966,442
4.13%, 2/28/2029	49,522,000	48,864,821
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	43,118,000	43,360,868
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	26,600,000	26,801,056
(SOFR + 0.58%), 4.01%, 2/9/2029 (c)	74,870,000	74,349,097
(SOFR + 0.59%), 4.23%, 2/9/2029 (c)	71,665,000	71,743,115
American Honda Finance Corp.
(SOFR + 0.62%), 4.28%, 12/11/2026 (c)	107,725,000	107,814,473
(SOFR + 0.75%), 4.39%, 1/15/2027 (c)	111,290,000	111,475,665
(SOFR + 0.87%), 4.51%, 7/9/2027 (c)	42,312,000	42,433,959
(SOFR + 0.73%), 4.36%, 8/13/2027 (c)	71,499,000	71,585,304
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (a)	17,303,000	16,775,258
4.95%, 1/15/2028 (a)	48,876,000	49,020,673
4.20%, 4/15/2029 (a)	53,220,000	52,290,247
Capital One Financial Corp.
(SOFR + 2.44%), 7.15%, 10/29/2027 (c)	44,923,000	45,395,550
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	228,997,000	226,485,517
3.80%, 1/31/2028	15,750,000	15,584,324
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	8,580,000	8,615,592
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	36,349,000	36,428,380
(SOFR + 0.40%), 4.04%, 1/10/2028 (c)	143,008,000	143,045,457
(SOFR + 0.64%), 4.27%, 8/15/2028 (c)	160,000,000	160,624,000
General Motors Financial Co., Inc.
5.40%, 5/8/2027	51,347,000	51,862,392
5.05%, 4/4/2028	1,042,000	1,050,777
4.20%, 10/27/2028	32,000,000	31,761,908
4.75%, 4/6/2029	64,155,000	64,312,338
John Deere Capital Corp.
Series I, (SOFR + 0.40%), 3.97%, 1/7/2028 (c)	55,442,000	55,433,960
(SOFR + 0.58%), 4.16%, 9/11/2028 (c)	86,580,000	87,017,336
Toyota Motor Credit Corp.
(SOFR + 0.77%), 4.40%, 8/7/2026 (c)	33,926,000	33,961,622

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.50%, 5/14/2027	41,451,000	41,638,154
(SOFR + 0.60%), 4.12%, 7/21/2027 (c)	48,647,000	48,729,415
(SOFR + 0.50%), 4.01%, 8/25/2027 (c)	93,716,000	93,760,122
5.45%, 11/10/2027	13,162,000	13,405,339
(SOFR + 0.72%), 4.37%, 9/5/2028 (c)	100,000,000	100,482,052
		2,217,187,136
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada) 4.15%, 9/29/2028 (a)	73,008,000	72,397,651
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	7,134,599
		79,532,250
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.80%, 3/17/2028	29,463,000	29,617,277
4.25%, 3/8/2029	96,153,000	95,210,584
Sonoco Products Co. 4.45%, 9/1/2026	37,666,000	37,676,896
		162,504,757
Diversified REITs — 0.0% ^
WP Carey, Inc. 4.25%, 10/1/2026	10,032,000	10,030,556
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.95%, 7/15/2026	3,000,000	2,995,326
4.25%, 3/1/2027	10,000,000	10,000,803
2.30%, 6/1/2027	2,225,000	2,182,906
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	1,638,000	1,631,752
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	13,656,000	13,581,949
Orange SA (France) 4.00%, 1/13/2029 (a)	45,065,000	44,602,404
		74,995,140
Electric Utilities — 2.5%
Arizona Public Service Co. 2.55%, 9/15/2026	5,713,000	5,684,191
Centerpoint Energy Restoration Bond Co. III LLC Series a-1, 3.90%, 12/15/2030	7,510,000	7,423,665
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	3,000,000	2,942,245
DTE Electric Co. 4.25%, 5/14/2027	6,399,000	6,411,468
Duke Energy Corp.
2.65%, 9/1/2026	18,740,000	18,669,133
4.85%, 1/5/2027	76,842,000	77,152,244
Emera US Finance LLC 4.50%, 4/1/2029	44,460,000	44,273,812
ENEL Finance International NV (Italy)
1.63%, 7/12/2026 (a) (e)	26,609,000	26,520,555
3.63%, 5/25/2027 (a)	30,242,000	30,056,397
2.13%, 7/12/2028 (a) (e)	5,000,000	4,760,433
4.13%, 9/30/2028 (a)	39,015,000	38,611,345
Entergy Corp. 2.95%, 9/1/2026	6,294,000	6,274,619
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	17,447,000	17,287,940
Evergy Missouri West, Inc. 4.70%, 5/21/2029 (a)	10,596,000	10,621,241
Evergy, Inc. 4.25%, 3/15/2029	28,391,000	28,130,686
Eversource Energy 5.00%, 1/1/2027	12,766,000	12,825,950

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Exelon Corp. 2.75%, 3/15/2027	5,575,000	5,509,223
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	88,117,000	87,349,136
Georgia Power Co. (SOFRINDX + 0.42%), 4.04%, 11/22/2027 (c)	39,494,000	39,584,244
ITC Holdings Corp.
3.25%, 6/30/2026	1,165,000	1,163,998
4.95%, 9/22/2027 (a)	7,160,000	7,195,620
4.88%, 4/15/2031 (a)	30,000,000	29,907,977
Jersey Central Power & Light Co. 4.15%, 1/15/2029 (a)	20,000,000	19,762,677
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	42,529,000	41,935,529
3.55%, 5/1/2027	135,698,000	134,883,227
4.69%, 9/1/2027	25,107,000	25,215,982
4.85%, 2/4/2028	46,322,000	46,707,054
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027	35,870,000	35,975,305
Southern Co. (The) 3.25%, 7/1/2026	80,438,000	80,379,701
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	2,460,000	2,448,596
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	21,327,000	21,220,007
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	13,143,794	13,230,184
Wisconsin Electric Power Co. 3.95%, 3/1/2029	16,224,000	16,037,456
		946,151,840
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 3.80%, 11/15/2027	44,117,000	43,857,425
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,844,548
		46,701,973
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	11,594,000	11,537,040
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,990,354
		14,527,394
Financial Services — 1.6%
Equitable America Global Funding
4.65%, 6/9/2028 (a)	17,655,000	17,654,298
4.30%, 12/15/2028 (a)	31,963,000	31,698,792
Global Payments, Inc. 4.45%, 6/1/2028	4,135,000	4,107,564
Lseg US Fin Corp. (United Kingdom)
4.88%, 3/28/2027 (a)	19,885,000	19,991,337
4.25%, 3/23/2029 (a)	118,996,000	118,009,984
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026	1,651,000	1,649,074
(SOFR + 0.58%), 4.20%, 11/22/2026 (b) (c)	137,446,000	137,661,790
Series D, (SOFRINDX + 0.43%), 4.07%, 8/9/2027 (c)	29,346,000	29,356,858
Series D, 4.15%, 8/25/2028	69,986,000	69,584,034
Series D, 4.05%, 2/9/2029	33,172,000	32,873,383
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (a)	1,458,000	1,443,806
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	21,543,000	21,714,572
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	7,700,000	7,617,647

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan)
4.57%, 7/16/2027 (a)	27,026,000	27,080,196
1.59%, 4/3/2028 (a)	11,350,000	10,788,078
4.62%, 7/16/2028 (a)	36,760,000	36,787,893
4.88%, 7/16/2030 (a)	10,657,000	10,693,370
Visa, Inc. 3.80%, 2/12/2029	31,595,000	31,280,639
Woodside Finance Ltd. (Australia) 3.70%, 9/15/2026 (a)	7,070,000	7,053,888
		617,047,203
Food Products — 0.3%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	10,150,000	10,122,921
Bunge Ltd. Finance Corp. 4.90%, 4/21/2027	55,361,000	55,679,740
Conagra Brands, Inc. 7.13%, 10/1/2026	3,000,000	3,023,432
Danone SA (France) 2.95%, 11/2/2026 (a)	10,041,000	9,989,466
Mars, Inc. 4.45%, 3/1/2027 (a)	18,021,000	18,071,923
Mondelez International Holdings Netherlands BV 1.25%, 9/24/2026 (a) (b)	13,305,000	13,184,618
		110,072,100
Ground Transportation — 0.3%
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,253,586
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	58,891,000	58,618,054
Penske Truck Leasing Co. LP
1.70%, 6/15/2026 (a)	8,153,000	8,144,466
3.40%, 11/15/2026 (a)	14,293,000	14,238,927
5.35%, 1/12/2027 (a)	32,079,000	32,216,198
6.05%, 8/1/2028 (a)	385,000	395,704
Ryder System, Inc. 1.75%, 9/1/2026	12,500,000	12,418,490
		128,285,425
Health Care Equipment & Supplies — 0.4%
Stryker Corp. 4.55%, 2/10/2027	57,958,000	58,139,787
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	81,123,000	81,396,275
		139,536,062
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.
4.70%, 11/15/2026	33,465,000	33,553,626
3.41%, 6/15/2027	37,784,000	37,430,643
Cencora, Inc.
4.63%, 12/15/2027	10,254,000	10,300,336
3.95%, 2/13/2029	23,310,000	22,969,674
Cigna Group (The) 3.40%, 3/1/2027	10,626,000	10,550,933
HCA, Inc. 5.00%, 3/1/2028	19,629,000	19,794,146
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	1,809,000	1,809,000
Quest Diagnostics, Inc. 3.45%, 6/1/2026	18,007,000	18,007,000
		154,415,358
Health Care REITs — 0.3%
DOC DR LLC 4.30%, 3/15/2027	23,464,000	23,451,050

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC
3.25%, 7/15/2026	35,799,000	35,750,359
1.35%, 2/1/2027	31,856,000	31,240,180
Ventas Realty LP 3.25%, 10/15/2026	21,758,000	21,671,917
		112,113,506
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants, Inc.
3.85%, 5/1/2027	10,250,000	10,208,448
4.35%, 10/15/2027	31,860,000	31,798,120
Marriott International, Inc. 5.45%, 9/15/2026	44,438,000	44,519,573
Starbucks Corp. 2.45%, 6/15/2026	4,100,000	4,097,483
		90,623,624
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	25,070,000	24,742,919
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC
3.90%, 1/8/2028	32,644,000	32,387,918
(SOFR + 0.60%), 4.24%, 1/8/2028 (c)	22,185,000	22,173,907
4.55%, 6/1/2029	69,092,000	68,947,382
		123,509,207
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,987,328
Insurance — 8.0%
AEGON Funding Co. LLC 5.50%, 4/16/2027 (a)	73,400,000	73,978,545
Athene Global Funding
(SOFRINDX + 0.68%), 4.32%, 8/10/2026 (a) (c)	28,252,000	28,262,989
4.86%, 8/27/2026 (a)	223,572,000	223,827,686
2.95%, 11/12/2026 (a)	1,900,000	1,887,727
4.95%, 1/7/2027 (a)	108,158,000	108,450,793
3.21%, 3/8/2027 (a) (b)	6,896,000	6,792,305
5.52%, 3/25/2027 (a)	5,250,000	5,293,381
(SOFR + 0.95%), 4.60%, 4/19/2027 (a) (c)	30,292,000	30,348,519
Brighthouse Financial Global Funding
5.55%, 4/9/2027 (a)	63,367,000	63,750,365
2.00%, 6/28/2028 (a)	1,478,000	1,385,420
CNO Global Funding
5.88%, 6/4/2027 (a)	10,333,000	10,468,417
4.88%, 12/10/2027 (a)	33,847,000	33,882,141
4.38%, 9/8/2028 (a)	37,199,000	36,857,330
4.95%, 9/9/2029 (a)	18,017,000	18,066,130
Corebridge Global Funding
5.35%, 6/24/2026 (a)	27,300,000	27,318,441
5.75%, 7/2/2026 (a) (b)	64,606,000	64,696,052
4.65%, 8/20/2027 (a)	109,494,000	109,609,815
4.25%, 8/21/2028 (a)	21,973,000	21,812,229
(SOFR + 0.86%), 4.52%, 12/15/2028 (a) (c)	45,162,000	45,034,119

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
4.80%, 5/29/2029 (a)	57,931,000	57,991,488
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (a)	1,471,000	1,466,147
4.60%, 4/1/2027 (a) (b)	152,660,000	153,210,984
4.88%, 11/19/2027 (a)	70,402,000	70,628,221
F&G Global Funding
2.30%, 4/11/2027 (a)	18,101,000	17,738,597
4.65%, 9/8/2028 (a)	22,862,000	22,600,442
(SOFR + 1.33%), 4.99%, 9/8/2028 (a) (c)	65,911,000	65,648,989
4.50%, 1/9/2029 (a)	46,093,000	45,273,198
Fidelity National Financial, Inc. 4.50%, 8/15/2028	10,230,000	10,207,728
Guardian Life Global Funding 4.07%, 9/5/2028 (a)	71,279,000	70,719,979
Jackson National Life Global Funding
4.90%, 1/13/2027 (a)	1,000,000	1,003,417
(SOFR + 0.89%), 4.55%, 6/9/2027 (a) (c)	92,896,000	93,056,736
5.55%, 7/2/2027 (a)	50,732,000	51,276,852
(SOFR + 0.95%), 4.60%, 9/12/2028 (a) (c)	87,710,000	87,387,527
Lincoln Financial Global Funding
4.20%, 1/12/2029 (a)	24,056,000	23,743,723
4.95%, 5/21/2031 (a)	33,783,000	33,699,712
MassMutual Global Funding II
(SOFR + 0.68%), 4.31%, 8/1/2028 (a) (c)	104,772,000	104,904,851
(SOFR + 0.66%), 4.29%, 1/22/2029 (a) (c)	47,550,000	47,550,285
Met Tower Global Funding 4.85%, 1/16/2027 (a)	21,292,000	21,376,996
Metropolitan Life Global Funding I
5.05%, 6/11/2027 (a)	6,823,000	6,890,293
(SOFR + 0.70%), 4.33%, 8/25/2028 (a) (c)	63,788,000	63,795,905
Mutual of Omaha Cos. Global Funding 5.35%, 4/9/2027 (a)	13,008,000	13,132,128
New York Life Global Funding
5.45%, 9/18/2026 (a)	2,000,000	2,008,468
(SOFR + 0.67%), 4.31%, 4/2/2027 (a) (c)	9,017,000	9,025,997
(SOFR + 0.55%), 4.20%, 6/11/2027 (a) (c)	86,073,000	86,230,305
4.40%, 12/13/2027 (a)	115,001,000	115,097,918
(SOFR + 0.66%), 4.30%, 7/25/2028 (a) (c)	85,696,000	85,770,843
4.05%, 2/2/2029 (a)	44,260,000	43,792,328
(SOFR + 0.57%), 4.21%, 2/2/2029 (a) (c)	55,309,000	55,226,608
4.20%, 4/20/2029 (a)	56,861,000	56,481,066
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (a)	4,257,000	4,040,582
(SOFR + 0.66%), 4.29%, 8/25/2028 (a) (c)	66,133,000	66,242,086
Pacific Life Global Funding II
(SOFR + 0.48%), 4.12%, 2/4/2027 (a) (c)	14,274,000	14,292,000
4.45%, 5/1/2028 (a)	27,004,000	27,000,882
(SOFR + 0.75%), 4.39%, 7/10/2028 (a) (c)	146,618,000	146,945,681
4.30%, 4/27/2029 (a)	66,603,000	66,107,023
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	3,940,000	3,952,499
Principal Financial Group, Inc. 3.10%, 11/15/2026	500,000	497,283

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Principal Life Global Funding II
1.50%, 11/17/2026 (a)	2,052,000	2,027,514
4.60%, 8/19/2027 (a)	35,336,000	35,426,364
(SOFR + 0.81%), 4.44%, 8/18/2028 (a) (c)	53,224,000	53,268,324
5.10%, 1/25/2029 (a)	57,821,000	58,523,834
4.65%, 5/18/2029 (a)	46,449,000	46,407,788
Protective Life Global Funding 1.30%, 9/20/2026 (a)	4,003,000	3,968,320
Western-Southern Global Funding
4.38%, 6/2/2027 (a)	67,008,000	66,957,102
4.50%, 7/16/2028 (a)	53,528,000	53,389,576
		3,077,706,993
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	73,085,000	72,464,367
Machinery — 0.3%
CNH Industrial Capital LLC 1.45%, 7/15/2026	11,650,000	11,611,116
Daimler Truck Finance North America LLC (Germany)
2.00%, 12/14/2026 (a)	17,100,000	16,903,884
5.00%, 1/15/2027 (a)	17,392,000	17,472,877
3.65%, 4/7/2027 (a)	1,825,000	1,817,512
4.95%, 1/13/2028 (a)	19,373,000	19,520,369
4.15%, 1/12/2029 (a)	31,141,000	30,787,983
		98,113,741
Media — 0.0% ^
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,735,000	2,726,724
Metals & Mining — 0.3%
Anglo American Capital plc (South Africa)
4.75%, 4/10/2027 (a)	12,857,000	12,899,942
4.50%, 3/15/2028 (a)	7,504,000	7,500,548
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.39%, 10/1/2026 (a) (c)	6,842,000	6,849,952
4.00%, 3/27/2027 (a)	4,841,000	4,829,555
5.34%, 4/4/2027 (a)	17,984,000	18,145,423
4.90%, 7/1/2031 (a)	50,000,000	50,026,778
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	7,153,000	7,174,772
4.50%, 3/14/2028	3,547,000	3,562,475
		110,989,445
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	31,436,000	31,348,085
DTE Energy Co.
2.85%, 10/1/2026	121,995,000	121,452,674
4.88%, 6/1/2028	23,644,000	23,829,912
WEC Energy Group, Inc.
1.38%, 10/15/2027	5,000,000	4,805,585
4.75%, 1/15/2028	13,776,000	13,841,878
		195,278,134

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — 0.0% ^
Boston Properties LP 6.75%, 12/1/2027	5,000,000	5,150,981
Oil, Gas & Consumable Fuels — 1.3%
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	30,860,000	30,579,785
5.90%, 11/15/2026	126,689,000	127,468,017
5.25%, 4/5/2027	25,145,000	25,336,154
4.60%, 6/20/2028	14,123,000	14,170,830
4.85%, 3/27/2031	48,701,000	48,864,079
Energy Transfer LP
4.40%, 3/15/2027	60,208,000	60,247,849
4.20%, 4/15/2027	23,465,000	23,433,037
Enterprise Products Operating LLC
4.60%, 1/11/2027	6,666,000	6,681,794
4.30%, 6/20/2028	11,778,000	11,770,707
MPLX LP 4.13%, 3/1/2027	9,517,000	9,505,053
Northwest Pipeline LLC 4.00%, 4/1/2027	8,833,000	8,814,273
ONEOK, Inc. 4.25%, 9/24/2027	71,029,000	70,873,208
Phillips 66 Co. 3.55%, 10/1/2026	7,656,000	7,640,545
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	63,259,000	63,362,037
		508,747,368
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
4.40%, 6/30/2028 (a)	2,544,000	2,541,974
4.40%, 5/15/2029 (a)	50,000,000	49,814,982
		52,356,956
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2027	1,000,000	993,436
Pharmaceuticals — 0.2%
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	502,337
Zoetis, Inc. 4.15%, 8/17/2028	73,930,000	73,517,421
		74,019,758
Residential REITs — 0.2%
AvalonBay Communities, Inc.
3.35%, 5/15/2027	3,445,000	3,419,549
4.35%, 12/1/2030	44,000,000	43,592,635
Essex Portfolio LP 3.63%, 5/1/2027	11,538,000	11,470,736
Mid-America Apartments LP 1.10%, 9/15/2026	7,072,000	7,009,869
UDR, Inc.
2.95%, 9/1/2026	11,118,000	11,074,970
3.50%, 7/1/2027	15,000,000	14,882,971
		91,450,730
Retail REITs — 0.3%
Brixmor Operating Partnership LP 3.90%, 3/15/2027	18,640,000	18,584,967
Kimco Realty OP LLC
3.25%, 8/15/2026	2,645,000	2,640,974

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
2.80%, 10/1/2026	27,823,000	27,703,197
NNN REIT, Inc. 3.50%, 10/15/2027	20,339,000	20,087,742
Realty Income Corp.
4.88%, 6/1/2026	5,562,000	5,562,000
3.95%, 2/1/2029	39,237,000	38,733,723
		113,312,603
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026 (b)	17,233,000	17,248,534
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,995,201
Broadcom, Inc.
3.46%, 9/15/2026	40,286,000	40,199,646
5.05%, 7/12/2027	20,504,000	20,708,271
4.80%, 4/15/2028	48,284,000	48,731,879
Microchip Technology, Inc. 4.90%, 3/15/2028	5,000,000	5,029,762
NXP BV (Netherlands)
3.15%, 5/1/2027	37,630,000	37,188,600
4.40%, 6/1/2027	6,392,000	6,397,682
4.30%, 8/19/2028	29,250,000	29,136,025
		206,635,600
Software — 0.7%
Oracle Corp.
2.65%, 7/15/2026	76,200,000	76,055,235
4.80%, 8/3/2028	56,807,000	56,804,917
Synopsys, Inc. 4.55%, 4/1/2027	106,023,000	106,340,238
VMware LLC 1.40%, 8/15/2026	17,163,000	17,064,880
		256,265,270
Specialized REITs — 0.4%
American Tower Corp.
1.45%, 9/15/2026	39,421,000	39,122,603
3.38%, 10/15/2026	18,308,000	18,257,887
3.13%, 1/15/2027	6,725,000	6,676,967
3.65%, 3/15/2027	43,724,000	43,531,528
Crown Castle, Inc.
3.70%, 6/15/2026	3,118,000	3,116,755
1.05%, 7/15/2026	6,233,000	6,209,576
Equinix, Inc. 2.90%, 11/18/2026	22,772,000	22,625,852
Extra Space Storage LP 3.50%, 7/1/2026	19,643,000	19,633,667
		159,174,835
Specialty Retail — 0.2%
AutoZone, Inc. 5.05%, 7/15/2026	28,370,000	28,396,902
Lowe's Cos., Inc. 3.10%, 5/3/2027	50,501,000	50,034,953
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	11,532,000	11,599,450
		90,031,305
Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC 4.90%, 10/1/2026	104,188,000	104,309,214

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	61,828,000	61,889,696
4.05%, 9/15/2027	53,473,000	53,252,770
4.50%, 3/23/2028	35,829,000	35,822,802
		255,274,482
Tobacco — 0.6%
BAT Capital Corp. (United Kingdom)
3.22%, 9/6/2026	12,000,000	11,969,681
4.70%, 4/2/2027	141,472,000	141,889,117
Imperial Brands Finance plc (United Kingdom) 4.50%, 6/30/2028 (a)	39,829,000	39,791,865
Philip Morris International, Inc. 4.75%, 2/12/2027	14,373,000	14,443,602
		208,094,265
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
4.75%, 4/14/2027 (a)	29,135,000	29,193,205
3.50%, 11/1/2027 (a)	2,735,000	2,689,996
4.25%, 4/30/2029 (a)	24,531,000	24,147,437
TTX Co. 5.50%, 9/25/2026 (a)	5,705,000	5,722,794
		61,753,432
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc. 3.75%, 4/15/2027	182,072,000	181,355,805
Total Corporate Bonds (Cost $24,581,808,567)		24,588,424,622
Asset-Backed Securities — 10.3%
Allegany Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 4.78%, 1/20/2035 (a) (f)	26,500,000	26,514,999
Ally Auto Receivables Trust
Series 2025-1, Class A2, 4.03%, 7/17/2028	9,827,210	9,827,150
Series 2026-1, Class A2, 3.91%, 11/15/2028	30,435,000	30,394,010
ARI Fleet Lease Trust
Series 2023-A, Class A3, 5.33%, 2/17/2032 (a)	3,087,593	3,094,384
Series 2026-B, Class A2, 4.34%, 2/15/2035 (a)	32,160,000	32,143,936
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class AR3, 4.60%, 10/17/2032 (a) (f)	76,401,577	76,398,827
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 4.96%, 7/15/2032 (a) (f)	24,612,150	24,609,615
Barings CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A1R, 4.74%, 7/15/2034 (a) (f)	100,000,000	100,041,200
Series 2021-3A, Class AR, 4.81%, 1/18/2035 (a) (f)	100,000,000	99,992,600
BMW Vehicle Lease Trust
Series 2024-2, Class A3, 4.18%, 10/25/2027	13,189,069	13,194,739
Series 2025-2, Class A2A, 3.94%, 11/26/2027	23,606,616	23,599,400
Series 2025-1, Class A3, 4.43%, 6/26/2028	30,646,000	30,730,531
Series 2026-1, Class A2A, 4.03%, 7/25/2028	51,910,000	51,853,563
BofA Auto Trust
Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (a)	4,394,572	4,397,700
Series 2026-1A, Class A2A, 4.10%, 11/15/2028 (a)	32,265,000	32,250,432
Capital One Prime Auto Receivables Trust
Series 2022-2, Class A4, 3.69%, 12/15/2027	4,892,056	4,891,193

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1, Class A3, 4.62%, 7/16/2029	9,320,377	9,357,604
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2016-3A, Class ARRR, 4.77%, 7/20/2034 (a) (f)	9,000,000	9,000,648
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class AR, 4.79%, 10/20/2034 (a) (f)	50,000,000	50,065,000
CARLYLE US CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1A2, 4.63%, 4/20/2031 (a) (f)	25,530,753	25,534,480
CarMax Auto Owner Trust
Series 2023-1, Class A4, 4.65%, 1/16/2029	19,868,000	19,915,141
Series 2026-2, Class A2A, 4.11%, 8/15/2029	46,270,000	46,266,571
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 4.91%, 7/16/2031 (a) (f)	10,982,032	10,982,482
Series 2019-1A, Class AR2, 4.70%, 4/20/2032 (a) (f)	101,125,788	101,152,889
Series 2019-2A, Class AR2, 4.67%, 7/20/2032 (a) (f)	23,049,992	23,054,095
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	21,746,564	21,868,547
Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	2,346,045	2,365,053
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	3,087,487	3,098,796
CIFC Funding Ltd. (Cayman Islands) Series 2022-3A, Class AR, 4.62%, 4/21/2035 (a) (f)	98,300,000	98,294,987
CNH Equipment Trust
Series 2023-B, Class A3, 5.60%, 2/15/2029	23,142,871	23,404,162
Series 2026-B, Class A2A, 4.18%, 11/15/2029	8,986,502	8,991,557
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	11,626,727	11,684,227
Dell Equipment Finance Trust
Series 2025-2, Class A2, 4.10%, 2/22/2028 (a)	24,600,000	24,602,322
Series 2024-2, Class A2, 4.69%, 8/22/2030 (a)	4,457,551	4,459,828
Discover Card Execution Note Trust
Series 2023-A2, Class A, 4.93%, 6/15/2028	28,425,000	28,438,047
Series 2021-A2, Class A2, 1.03%, 9/15/2028	117,266,000	116,299,986
DLLAD LLC
Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	3,102,355	3,107,611
Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	9,628,429	9,653,683
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.75%, 5/15/2032 (a) (f)	22,463,772	22,465,187
Series 2020-86A, Class A1R2, 4.81%, 7/17/2034 (a) (f)	92,050,000	92,134,042
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	7,230,782	7,245,019
Series 2025-3, Class A2, 4.50%, 4/20/2028 (a)	49,258,590	49,377,692
Series 2025-4, Class A2, 4.05%, 8/20/2028 (a)	22,364,000	22,349,640
Series 2026-2, Class A2, 4.33%, 2/20/2029 (a)	34,410,000	34,422,618
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	15,827,364	15,952,009
Ford Credit Auto Lease Trust Series 2024-A, Class A4, 5.05%, 6/15/2027	57,284	57,360
Ford Credit Auto Owner Trust
Series 2024-C, Class A2A, 4.32%, 8/15/2027	5,625,500	5,626,626
Series 2024-D, Class A2A, 4.59%, 10/15/2027	12,861,349	12,870,011
Series 2023-B, Class A3, 5.23%, 5/15/2028	4,919,080	4,940,759
Series 2024-A, Class A3, 5.09%, 12/15/2028	5,651,490	5,684,511
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	17,000,000	16,957,704
GM Financial Automobile Leasing Trust Series 2025-2, Class A2A, 4.55%, 7/20/2027	18,637,609	18,662,561
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A2A, 4.44%, 1/18/2028	3,445,606	3,446,794

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3, Class A3, 5.45%, 6/16/2028	2,790,649	2,804,586
Series 2024-2, Class A3, 5.10%, 3/16/2029	8,821,105	8,869,606
Honda Auto Receivables Owner Trust
Series 2026-2, Class A2A, 4.11%, 12/15/2028	173,115,000	173,113,840
Series 2024-3, Class A3, 4.57%, 3/21/2029	6,669,028	6,688,803
Series 2024-1, Class A4, 5.17%, 5/15/2030	21,111,000	21,324,966
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	43,634,861	43,700,448
Hyundai Auto Lease Securitization Trust
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	23,563,649	23,604,796
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	11,328,000	11,368,696
Series 2026-A, Class A2A, 3.85%, 5/15/2028 (a)	112,985,000	112,765,176
Series 2025-C, Class A3, 4.36%, 7/17/2028 (a)	54,957,000	55,058,775
Series 2026-B, Class A2A, 4.06%, 9/15/2028 (a)	50,200,000	50,152,295
Hyundai Auto Receivables Trust
Series 2024-C, Class A2A, 4.53%, 9/15/2027	2,735,719	2,736,797
Series 2023-B, Class A3, 5.48%, 4/17/2028	12,758,703	12,813,202
Series 2026-A, Class A2A, 3.71%, 2/15/2029	40,190,000	40,088,432
Series 2024-C, Class A3, 4.41%, 5/15/2029	22,215,000	22,286,837
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 4.87%, 1/25/2035 (a) (f)	99,000,000	99,015,147
John Deere Owner Trust Series 2023-B, Class A3, 5.18%, 3/15/2028	4,340,922	4,361,138
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 4.93%, 4/15/2031 (a) (f)	775,723	775,547
Series 15, Class A1R2, 4.78%, 1/18/2032 (a) (f)	23,060,795	23,055,192
Series 24, Class A1R, 5.02%, 4/20/2032 (a) (f)	5,056,403	5,056,338
Series 34A, Class AR, 4.77%, 7/15/2034 (a) (f)	50,000,000	50,028,700
Series 26, Class ARR, 4.77%, 10/15/2034 (a) (f)	35,803,000	35,806,258
Series 27A, Class A1R2, 4.78%, 1/15/2035 (a) (f)	50,000,000	50,008,300
Series 28A, Class AR2, 4.80%, 2/9/2035 (a) (f)	50,000,000	50,006,650
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.66%, 7/20/2031 (a) (f)	10,716,379	10,714,000
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 5.00%, 4/15/2031 (a) (f)	587,134	587,000
Madison Park Funding Ltd. (Cayman Islands)
Series 2014-14A, Class AR4, 4.62%, 10/22/2030 (a) (f)	30,857,195	30,849,759
Series 13A, Class AR2, 4.59%, 11/21/2030 (a) (f)	22,603,886	22,601,015
Series 2020-45A, Class ARR, 4.75%, 7/15/2034 (a) (f)	22,000,000	22,000,000
Series 2021-52A, Class AR, 4.76%, 1/22/2035 (a) (f)	50,000,000	50,039,050
Magnetite Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 4.67%, 7/15/2034 (a) (f)	14,000,000	13,996,010
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 4.71%, 7/23/2032 (a) (f)	13,433,149	13,435,339
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A3, 4.23%, 2/15/2028	25,015,013	25,034,597
Series 2025-A, Class A2A, 4.57%, 4/17/2028	30,892,863	30,962,591
Mercedes-Benz Auto Receivables Trust Series 2026-1, Class A2A, 4.13%, 1/16/2029	94,880,000	94,971,939
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-45A, Class AR, 4.73%, 10/14/2036 (a) (f)	70,000,000	70,043,750
Series 2020-38A, Class AR2, 4.64%, 10/20/2036 (a) (f)	10,000,000	10,000,840
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	289,026	289,089
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A1R, 4.47%, 8/8/2032 (a) (f)	58,765,576	58,728,025
Series 2024-1A, Class A1R, 4.49%, 10/15/2032 (a) (f)	43,489,595	43,460,979
Series 2025-1A, Class A1, 4.45%, 2/15/2033 (a) (f)	109,740,200	109,629,143

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	453,929	454,663
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	11,271,848	11,299,579
RR Ltd. (Cayman Islands) Series 2021-17A, Class A1AR, 4.74%, 7/15/2034 (a) (f)	17,550,000	17,556,248
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	31,883,674	31,892,152
Series 2024-3, Class A3, 5.63%, 1/16/2029	2,533,918	2,537,927
Series 2026-1, Class A2, 4.04%, 3/15/2029	84,280,000	84,231,649
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	11,315,341	11,334,283
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	9,152,995	9,164,636
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	4,299,569	4,310,676
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	24,910,000	24,926,236
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.68%, 7/20/2032 (a) (f)	28,343,540	28,350,740
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA, Class A2A, 4.21%, 1/22/2029 (a)	19,500,000	19,494,437
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 4.90%, 4/16/2031 (a) (f)	679,521	679,601
Series 2018-20A, Class AR2, 4.78%, 1/16/2032 (a) (f)	8,474,537	8,472,562
Series 2019-21A, Class AR2, 4.57%, 7/15/2032 (a) (f)	13,678,500	13,676,927
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.62%, 7/29/2035 (a) (f)	61,261,216	61,280,329
Thompson Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1R, 4.72%, 4/15/2034 (a) (f)	55,000,000	55,001,210
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 2/15/2028	4,417,917	4,427,774
Series 2025-B, Class A2A, 4.46%, 3/15/2028	2,050,817	2,053,604
Series 2023-C, Class A3, 5.16%, 4/17/2028	14,699,818	14,758,247
Series 2023-D, Class A3, 5.54%, 8/15/2028	27,615,613	27,833,669
Series 2026-B, Class A2A, 4.04%, 2/15/2029	107,860,000	107,800,030
Series 2025-A, Class A3, 4.64%, 8/15/2029	11,887,000	11,943,680
USAA Auto Owner Trust Series 2024-A, Class A3, 5.03%, 3/15/2029 (a)	11,230,514	11,284,051
Verdant Receivables LLC Series 2025-1A, Class A2, 4.85%, 3/13/2028 (a)	13,386,010	13,423,981
Volkswagen Auto Lease Trust
Series 2024-A, Class A3, 5.21%, 6/21/2027	24,335,609	24,374,718
Series 2025-A, Class A2A, 4.43%, 12/20/2027	57,805,982	57,906,593
Series 2025-B, Class A2A, 3.97%, 4/20/2028	46,062,946	46,019,076
Volkswagen Auto Loan Enhanced Trust
Series 2024-1, Class A2A, 4.65%, 11/22/2027	8,009,468	8,017,228
Series 2023-1, Class A3, 5.02%, 6/20/2028	4,671,583	4,688,303
Voya CLO Ltd. (Cayman Islands) Series 2019-2A, Class AR, 4.88%, 7/20/2032 (a) (f)	19,176,577	19,177,018
Wheels Fleet Lease Funding LLC
Series 2023-2A, Class A, 6.46%, 8/18/2038 (a)	10,677,300	10,767,059
Series 2024-1A, Class A2, 4.46%, 2/18/2039 (a) (f)	10,261,819	10,284,802
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	13,960,974	14,048,363
Series 2025-1A, Class A1, 4.57%, 1/18/2040 (a)	50,645,857	50,829,190
Series 2025-3A, Class A1, 4.08%, 9/18/2040 (a)	89,078,000	88,587,608
World Omni Auto Receivables Trust
Series 2025-A, Class A2A, 4.49%, 4/17/2028	18,826,964	18,838,623
Series 2025-B, Class A2A, 4.38%, 8/15/2028	11,591,489	11,603,009
Total Asset-Backed Securities (Cost $3,981,667,034)		3,983,888,660

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 4.5%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	135,330,469
0.88%, 9/30/2026	270,000,000	267,479,296
4.13%, 9/30/2027	165,000,000	165,367,383
3.88%, 10/15/2027	100,000,000	99,886,719
3.38%, 2/29/2028	897,200,000	887,947,625
3.50%, 2/15/2029	203,200,000	200,358,374
Total U.S. Treasury Obligations (Cost $1,763,042,009)		1,756,369,866
U.S. Government Agency Securities — 0.1%
FNMA (SOFR+0.09%), 3.71%, 2/2/2028 (c) (Cost $47,560,000)	47,560,000	47,565,196
Short-Term Investments — 20.7%
Certificates of Deposits — 3.3%
Banco Bilbao Vizcaya Argentaria (Spain)
3.83, 3.83%, 8/31/2026	99,212,000	99,200,429
4.24%, 3/23/2027	89,608,000	89,627,651
4.30%, 6/1/2027	100,000,000	100,000,000
Bank of America NA , 4.09%, 5/5/2027	18,841,000	18,836,192
Bank of Nova Scotia (The) (Canada) , 4.03%, 2/17/2027	190,776,000	190,778,747
Credit Industriel et Commercial (France) , 4.20%, 5/19/2027	102,089,000	102,143,342
Deutsche Bank AG (Germany) , 4.41%, 7/8/2026	96,478,000	96,519,244
Goldman Sachs Bank USA , 4.12%, 3/31/2027	61,457,000	61,497,033
KEB Hana Bank (South Korea) , 3.94%, 9/4/2026	45,220,000	45,213,271
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	152,253,000	152,234,501
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.40%), 4.01%, 8/11/2026 (c)	38,743,000	38,765,138
3.96%, 1/12/2027	89,706,000	89,664,645
Mizuho Bank Ltd. (Japan) , 4.20%, 3/24/2027	139,940,000	140,072,579
Nordea Bank Abp (Finland) (SOFR + 0.38%), 3.99%, 2/5/2027 (c)	14,549,000	14,561,434
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 3.84%, 3/3/2027	21,514,000	21,475,486
Total Certificates of Deposit (Cost $1,260,393,041)		1,260,589,692
Commercial Paper — 13.4%
Bank of Montreal (Canada) 3.82%, 9/4/2026 (g)	11,550,000	11,431,066
Bank of Nova Scotia (The) (Canada) 4.06%, 5/14/2027 (a) (g)	55,173,000	53,048,713
BP Capital Markets plc 3.93%, 6/30/2026 (a) (g)	40,000,000	39,866,264
Camden Property Trust 3.78%, 6/1/2026 (g)	125,000,000	124,959,463
Charles Schwab Corp. (The) 3.91%, 8/27/2026 (a) (g)	146,857,000	145,469,201
Chevron Corp. 3.78%, 10/1/2026 (a) (g)	66,202,000	65,353,787
Citigroup Global Markets Holdings, Inc. 4.14%, 4/28/2027 (a) (g)	10,275,000	9,896,502
Constellation Energy Generation LLC
4.38%, 10/1/2026 (a) (g)	18,000,000	17,715,625
4.38%, 10/2/2026 (a) (g)	10,000,000	9,840,750
Credit Industriel et Commercial (France) 4.20%, 5/20/2027 (a) (g)	72,499,000	69,646,418
Danske Bank A/S (Denmark)
3.85%, 10/29/2026 (a) (g)	152,791,000	150,289,659
4.08%, 4/28/2027 (a) (g)	33,147,000	31,925,971

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
4.16%, 5/17/2027 (a) (g)	86,554,000	83,174,084
DNB Bank ASA (Norway)
3.93%, 8/3/2026 (a) (g)	148,720,000	147,716,437
3.70%, 2/24/2027 (a) (g)	214,600,000	208,296,661
3.73%, 2/25/2027 (a) (g)	117,676,000	114,206,382
Duke Energy Corp. 3.77%, 6/1/2026 (a) (g)	133,000,000	132,958,424
DZ Bank AG (Germany) 3.82%, 9/4/2026 (a) (g)	177,750,000	175,909,345
Energy Transfer LP 3.88%, 6/1/2026 (a) (g)	222,000,000	221,927,073
Evergy Metro, Inc. 3.83%, 6/1/2026 (a) (g)	39,800,000	39,787,093
Evergy, Inc. 3.83%, 6/1/2026 (g)	14,900,000	14,895,244
Federation des Caisses Desjardins du Quebec (Canada) 3.81%, 1/19/2027 (a) (g)	56,913,000	55,466,772
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.93%, 11/10/2026 (a) (g)	226,479,000	222,472,201
3.84%, 1/29/2027 (a) (g)	84,798,000	82,549,886
General Motors Financial Co., Inc. 3.83%, 6/1/2026 (a) (g)	50,000,000	49,984,030
Glencore Funding LLC (Australia) 4.10%, 6/30/2026 (a) (g)	121,644,000	121,214,658
Imperial Brands Finance Plc (United Kingdom) 3.87%, 6/1/2026 (a) (g)	48,000,000	47,984,366
Jackson National Life Short Term Funding LLC
4.15%, 6/3/2026 (a) (g)	59,063,000	59,032,919
3.90%, 11/2/2026 (a) (g)	106,045,000	104,263,402
John Deere Financial, Inc. 3.75%, 7/2/2026 (a) (g)	24,500,000	24,412,736
KEB Hana Bank (South Korea) 3.94%, 9/4/2026 (a) (g)	42,074,000	41,634,108
Kinder Morgan, Inc. 3.85%, 6/1/2026 (a) (g)	15,000,000	14,994,869
Macquarie Bank Ltd. (Australia)
4.01%, 9/24/2026 (a) (g)	84,750,000	83,642,724
3.94%, 11/19/2026 (a) (g)	41,804,000	40,998,617
Macquarie Group Ltd. (Australia)
4.11%, 3/8/2027 (g)	40,971,000	39,634,071
4.15%, 3/10/2027 (g)	143,000,000	138,298,875
Marubeni Finance America LLC 3.82%, 6/1/2026 (a) (g)	35,000,000	34,988,387
Mizuho Bank Ltd. (Japan) 4.04%, 4/30/2027 (a) (g)	55,628,000	53,587,749
National Bank of Canada (Canada) 4.15%, 4/5/2027 (a) (g)	234,178,000	226,215,526
National Westminster Bank Plc (United Kingdom) 4.19%, 5/25/2027 (a) (g)	46,813,000	44,955,245
NatWest Markets plc (United Kingdom) 4.19%, 5/27/2027 (a) (g)	100,000,000	95,998,190
Nordea Bank Abp (Finland) 3.73%, 8/18/2026 (a) (g)	33,450,000	33,169,622
Penske Truck Leasing Co. LP 4.21%, 7/17/2026 (g)	4,877,000	4,848,952
Phillips 66 4.28%, 6/23/2026 (a) (g)	10,250,000	10,221,487
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (a) (g)	73,845,000	73,184,036
Realty Income Corp. 3.83%, 6/1/2026 (g)	140,400,000	140,354,468
Royal Bank of Canada (Canada) 4.20%, 3/24/2027 (a) (g)	215,221,000	208,235,357
RWE AG (Germany)
4.42%, 2/11/2027 (a) (g)	20,000,000	19,399,052
4.60%, 4/19/2027 (a) (g)	90,000,000	86,562,693
4.60%, 4/21/2027 (a) (g)	88,700,000	85,290,310
Skandinaviska Enskilda Banken AB (Sweden) 4.10%, 4/13/2027 (a) (g)	31,706,000	30,616,528
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.40%), 4.01%, 12/4/2026 (a) (c)	92,371,000	92,435,069
Svenska Handelsbanken AB (Sweden)
3.74%, 8/18/2026 (a) (g)	82,930,000	82,238,579

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
3.73%, 2/24/2027 (a) (g)	164,872,000	160,006,050
4.08%, 4/13/2027 (a) (g)	67,066,000	64,725,209
Toronto-Dominion Bank (The) (Canada)
4.00%, 3/12/2027 (a) (g)	124,425,000	120,579,222
4.07%, 4/22/2027 (a) (g)	44,306,000	42,728,015
Ventas Realty LP 3.86%, 6/1/2026 (a) (g)	250,000,000	249,918,925
Westpac Banking Corp. (Australia) 3.73%, 2/19/2027 (a) (g)	116,250,000	112,853,245
Westpac Securities NZ Ltd. (New Zealand) 3.94%, 10/29/2026 (a) (g)	111,749,000	109,923,837
Total Commercial Paper (Cost $5,181,151,071)		5,177,934,149
	SHARES
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (h) (i) (Cost $1,105,019,414)	1,105,019,414	1,105,019,414
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (h) (i) (Cost $15,557,786)	15,557,786	15,557,786
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 1.1%
Wells Fargo Securities LLC, 4.08%, dated 5/29/2026, due 9/8/2026, repurchase price $445,086,400, collateralized by Collateralized Mortgage Obligations, 0.00% - 11.06%, due 8/25/2028 - 3/25/2071, with the value of $481,662,720. (Cost $440,000,000)	440,000,000	440,000,000
Total Short-Term Investments (Cost $8,002,121,312)		7,999,101,041
Total Investments — 99.2% (Cost $38,376,198,922)		38,375,349,385
Other Assets in Excess of Liabilities — 0.8%		322,635,990
NET ASSETS — 100.0%		38,697,985,375

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FNMA	Federal National Mortgage Association
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2026. The total value of securities on loan at May 31, 2026 is $14,723,691.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(g)	The rate shown is the effective yield as of May 31, 2026.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month SOFR	4,511	06/16/2026	USD	1,086,784,481	327,905

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,983,888,660	$—	$3,983,888,660
Corporate Bonds	—	24,588,424,622	—	24,588,424,622
U.S. Government Agency Securities	—	47,565,196	—	47,565,196
U.S. Treasury Obligations	—	1,756,369,866	—	1,756,369,866

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Certificates of Deposits	$—	$1,260,589,692	$—	$1,260,589,692
Commercial Paper	—	5,177,934,149	—	5,177,934,149
Investment Companies	1,105,019,414	—	—	1,105,019,414
Investment of Cash Collateral from Securities Loaned	15,557,786	—	—	15,557,786
Repurchase Agreements	—	440,000,000	—	440,000,000
Total Short-Term Investments	1,120,577,200	6,878,523,841	—	7,999,101,041
Total Investments in Securities	$1,120,577,200	$37,254,772,185	$—	$38,375,349,385
Appreciation in Other Financial Instruments
Futures Contracts	$327,905	$—	$—	$327,905
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (a) (b)	$44,727,090	$109,700,869	$138,870,173	$—	$—	$15,557,786	15,557,786	$249,570	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	3,424,659,392	8,086,443,283	10,406,083,261	—	—	1,105,019,414	1,105,019,414	22,900,569	—
Total	$3,469,386,482	$8,196,144,152	$10,544,953,434	$—	$—	$1,120,577,200		$23,150,139	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.